SUBSEQUENT EVENTS (Details) ¥ in Millions, $ in Millions	Aug. 04, 2025 CNY (¥)	Jul. 22, 2025 USD ($)	Nov. 19, 2024 CNY (¥)	Sep. 02, 2024 CNY (¥)
China Merchants Bank Co Ltd Line Of Credit
SUBSEQUENT EVENTS
Loan amount			¥ 500	¥ 500
Major purchases of assets
SUBSEQUENT EVENTS
Consideration transferred, acquisition-date fair value | $		$ 30.0
Contingent consideration recognised as of acquisition date | $		$ 20.0
Significant commitment | China Merchants Bank Co Ltd Bonds And Gurantees
SUBSEQUENT EVENTS
Loan amount	¥ 540
Significant commitment | China Merchants Bank Co Ltd Line Of Credit
SUBSEQUENT EVENTS
Loan amount	¥ 500